Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2013 Stock Appreciation Rights (SARs) [Member]	Sep. 30, 2013 Stock Appreciation Rights (SARs) [Member]	Sep. 30, 2012 Stock Appreciation Rights (SARs) [Member]	Sep. 30, 2011 Stock Appreciation Rights (SARs) [Member]	Sep. 30, 2011 Phantom Share Units (PSUs) [Member]	Sep. 30, 2013 Phantom Stock Plan [Member]	Jun. 30, 2013 Phantom Stock Plan [Member]	Sep. 30, 2013 Performance Shares [Member]	Jun. 30, 2013 Performance Shares [Member]	Sep. 30, 2013 Retention Phantom Stock Plan [Member]	Jun. 30, 2013 Retention Phantom Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested awards						Awards vest ratably over four years with payment following the grant date fifth anniversary	Awards vest ratably over four years with payment following the grant date fifth anniversary
Awards vesting period						4 years	4 years
Expiration period of grants with no intrinsic value						5 years	5 years
Expiration of plan						2016-11	2016-11
Outstanding stock appreciation rights						587,000	709,000
Weighted average grant date fair value						$ 22.52	$ 24.96
Grants outstanding											0	0	0	0	0	0
Compensation expense credits							$ 219	$ 90	$ 146
Aggregate SAR Plan liability							26
Recognized compensation expense	$ 805	$ 752	$ 2,065	$ 1,310	$ 2,655					$ 4